BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
BORROWINGS.
Summary of borrowings

				Amount, incl. accrued interest
				December 31,	December 31,
	Interest rate	Currency	Maturity	2021	2020
Bank loan	CBR key rate+3.35%	RUB	2021-2022	—	429
Bank loan	CBR key rate+3.8%	RUB	2021-2024	—	299
Total				—	728